Financial risk and capital management Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk and capital management [Abstract]
Investments in financial assets included in cash and cash equivalents exposed to credit or counterparty risk	€ 1,945	€ 671
Increase decrease in investments in financial assets included in cash and cash equivalents exposed to credit or counterparty risk	1,275
Non current financial assets exposed to credit or counterparty risk	1,297	1,310
Increase decrease in non current financial assets exposed to credit or counterparty risk	(19)
Net financial derivatives assets exposed to credit or counterparty risk	241	285
Increase decrease in net financial derivatives assets exposed to credit or counterparty risk	(44)
Trade and other receivables exposed to credit or counterparty risk	2,223	€ 1,677
Increase decrease in trade and other receivables exposed to credit or counterparty risk	€ 525